Retained Earnings and Dividends Paid - Summary of Changes in Retained Earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning balance	₩ 16,338,262
Profit (loss) for the year attributed to owners of the controlling company	3,491,698	₩ (4,822,549)	₩ (24,466,853)
Changes in equity method retained earnings
Changes	(755,452)	(595,056)
Remeasurements of defined benefit liability, net of tax	(296,135)	(271,724)	663,095
Ending balance	20,128,247	16,338,262
Retained earnings [member]
Beginning balance	16,338,262	21,431,300
Profit (loss) for the year attributed to owners of the controlling company	3,491,698	(4,822,549)
Changes in equity method retained earnings
Beginning balance	(11,074)	16,275
Changes	(6,346)	(27,349)
Ending balance	(17,420)	(11,074)	16,275
Remeasurements of defined benefit liability, net of tax	(281,761)	(242,987)	626,769
Transfer of revaluation reserve	586,394	0
Others	0	(153)
Ending balance	₩ 20,128,247	₩ 16,338,262	₩ 21,431,300